NUVEEN MUTUAL FUNDS
SUPPLEMENT TO STATEMENT OF
ADDITIONAL INFORMATION
Dated January 23, 2003

Nuveen Floating Rate Fund
Statement of Additional Information
Statement of Additional Information dated September 27, 2002


In the section entitled, "Management of the Fund", the following changes are made to the list of Trustees and Officers:



Name
Timothy R. Schwertfeger
Position with the Trust
Chairman of the Board and Trustee
Name
Gifford R. Zimmerman
Position with the Trust
Chief Executive Officer
Name
Jessica R. Droeger
Position with the Trust
Vice President and Secretary




PLEASE KEEP THIS WITH YOUR FUND
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE